INCOME TAX EXPENSE - Narrative (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jul. 01, 2021	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major components of tax expense (income) [Line Items]
Net currency translation losses on current and deferred tax balances			$ 59	$ 23
Corporate alternative minimum tax rate		15.00%
Proportion of ownership interest in subsidiary			100.00%
Impairment (reversals) charges			$ 1,671	(63)
Deferred tax expense (recovery) arising from reversal of impairment			(193)	0
Non-current assets or disposal groups classified as held for sale [member]
Disclosure of major components of tax expense (income) [Line Items]
Impairment (reversals) charges			483	(63)
Argentina, United States [Member]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to undistributed earnings			29
Argentina, Cote d'Ivoire, Saudi Arabia, United States [Member]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to undistributed earnings				66
Tanzania, United States [Member]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to distributed earnings			$ 36
Argentina, Saudi Arabia, United States [Member]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to distributed earnings				33
NEVADA
Disclosure of major components of tax expense (income) [Line Items]
Net proceeds of minerals tax rate			5.00%
Current net proceeds of minerals tax expense (income)			$ 88	136
Dominican Republic
Disclosure of major components of tax expense (income) [Line Items]
Current net profits interest tax expense (income)			110	180
Maximum | NEVADA
Disclosure of major components of tax expense (income) [Line Items]
Mining excise tax rate	1.10%
Non-current assets [Member]
Disclosure of major components of tax expense (income) [Line Items]
Impairment (reversals) charges			483	(63)
Goodwill
Disclosure of major components of tax expense (income) [Line Items]
Impairment (reversals) charges			$ 1,188	$ 0
Nevada Gold Mines
Disclosure of major components of tax expense (income) [Line Items]
Proportion of ownership interest in subsidiary			61.50%